Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000212936 [Member] | Hartford Insurance Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000212936 [Member] | Cheniere Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000212936 [Member] | Willis Towers Watson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000212936 [Member] | Raymond James Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212936 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212936 [Member] | Targa Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212936 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000212936 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000212936 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000212936 [Member] | Reinsurance Group of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000212936 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000212936 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000212936 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212936 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000212936 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212936 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000212936 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212936 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000212936 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000212936 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000212936 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%
C000240403 [Member] | Hartford Insurance Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240403 [Member] | Cheniere Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000240403 [Member] | Willis Towers Watson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000240403 [Member] | Raymond James Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000240403 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000240403 [Member] | Targa Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240403 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000240403 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000240403 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000240403 [Member] | Reinsurance Group of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000240403 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000240403 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000240403 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240403 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000240403 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000240403 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000240403 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240403 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240403 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000240403 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000240403 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%
C000240404 [Member] | Hartford Insurance Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240404 [Member] | Cheniere Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000240404 [Member] | Willis Towers Watson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000240404 [Member] | Raymond James Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000240404 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000240404 [Member] | Targa Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240404 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000240404 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000240404 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000240404 [Member] | Reinsurance Group of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000240404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000240404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000240404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240404 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000240404 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000240404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000240404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000240404 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000240404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%
C000212938 [Member] | Hartford Insurance Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000212938 [Member] | Cheniere Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000212938 [Member] | Willis Towers Watson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000212938 [Member] | Raymond James Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212938 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212938 [Member] | Targa Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212938 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000212938 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000212938 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000212938 [Member] | Reinsurance Group of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000212938 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000212938 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000212938 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212938 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000212938 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212938 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000212938 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212938 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000212938 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000212938 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000212938 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%
C000212937 [Member] | Hartford Insurance Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000212937 [Member] | Cheniere Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000212937 [Member] | Willis Towers Watson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000212937 [Member] | Raymond James Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212937 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000212937 [Member] | Targa Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212937 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000212937 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000212937 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000212937 [Member] | Reinsurance Group of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000212937 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000212937 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000212937 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212937 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000212937 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212937 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000212937 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212937 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000212937 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000212937 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000212937 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%
C000212968 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
C000212968 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000212968 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000212968 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000212968 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000212968 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000212968 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000212968 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000212968 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000212968 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
C000212968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.55%
C000212968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.39%
C000212968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000212968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000212968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.38%
C000212968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.24%
C000212968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.41%
C000212968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000212967 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
C000212967 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000212967 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000212967 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000212967 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000212967 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000212967 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000212967 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000212967 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000212967 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
C000212967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.55%
C000212967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.39%
C000212967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000212967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000212967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.38%
C000212967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.24%
C000212967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.41%
C000212967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000212969 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
C000212969 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000212969 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000212969 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000212969 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000212969 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000212969 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000212969 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000212969 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000212969 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
C000212969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.55%
C000212969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.39%
C000212969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000212969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000212969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.38%
C000212969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.24%
C000212969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.41%
C000212969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%